Significant Accounting Policies (Details) - Schedule of basic and diluted per Ordinary Share and per ADS - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of basic and diluted per Ordinary Share and per ADS [Abstract]
Net loss	$ 15,036	$ 15,375	$ 15,439
Basic and diluted loss per Ordinary Share (in USD)	$ (0.05)	$ (0.07)	$ (0.1)
Basic and diluted loss per ADS (in USD)	$ (0.25)	$ (0.35)	$ (0.52)
Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share	321,356	219,913	149,534
Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS	64,271	43,983	29,907